Subsequent Events (Details Narrative) (10-K) - USD ($)				1 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended
	May 12, 2021	Apr. 08, 2021	Mar. 05, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 05, 2021	Feb. 04, 2021	Mar. 26, 2020
Common stock, shares authorized							2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000			500,000,000
Common stock, par value							$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Debt interest rate							2.00%	2.00%	2.00%	2.00%
Principal amount							$ 2,490,224	$ 2,458,024	$ 2,458,024
Stock issued during the period convertible, shares							37,538,998	49,110,845
Preferred stock, par value							$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized							10,000,000	10,000,000	10,000,000	10,000,000			10,000,000
Number of shares issued						8,600,298
Net proceeds for preferred stock										$ 125,000
Series D Preferred Stock [Member]
Stock issued during the period convertible, shares
Preferred stock, shares authorized							1,000	1,000	1,000	400
Subsequent Event [Member]
Common stock, shares authorized											2,000,000,000	1,000,000,000
Common stock, par value											$ 0.001	$ 0.001
Number of shares issued	100,448,779			41,000,000
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Preferred stock, par value					$ 0.001
Subsequent Event [Member] | Series D Preferred Stock [Member]
Preferred stock, par value					$ 1,200
Preferred stock, shares authorized					1,000
Preferred stock dividend percentage					8.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series D Preferred Stock [Member] | GHS Investments, LLC [Member]
Number of shares issued		400
Net proceeds for preferred stock		$ 427,600
Warrants to purchase of shares		40,000,000
Warrant exercise price		$ 0.001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Power Up 2021 Note [Member]
Purchase price			$ 78,500
Debt interest rate			10.00%
Principal amount			$ 86,350
Debt maturity date			Mar. 05, 2022
Debt conversion, description			The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.
Stock issued during the period convertible, shares			37,538,998